Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
COMMON STOCKHOLDER'S EQUITY:
Common stock, par value (in dollars per share)	$ 10	$ 10	$ 10
Common stock, authorized (in shares)	16,000,000	16,000,000	16,000,000
Common stock, outstanding (in shares)	13,628,447	13,628,447	13,628,447